FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Schedule of financial assets and liabilities
	Carrying amount
	December 31,
	2024	2023
Financial assets at amortized cost:

Cash and cash equivalents	7,679	6,693
Short term deposits	-	10,579
Trade receivables	7,309	8,557
Other accounts receivable	1,470	1,792
Long term deposits	301	328

Total	16,759	27,949

Financial assets at fair value through profit or loss:

Call option from non-controlling interests	-	147
Short term investments	9,843	8,978

Total	9,843	9,125

Financial liabilities at amortized cost:

Credit from banks and others	2,206	2,160
Trade payables	3,649	3,884
Liability for acquisition of non-controlling interests	8,540	-
Other payables	3,470	8,536
Loans from banks	8,197	10,460
Lease liabilities	5,715	7,239

Total	31,777	32,279

Schedule of maturity profile of financial liabilities based on contractual undiscounted payments
December 31, 2024:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade payables	3,649	-	-	-	-	-	3,649
Accrued expenses	3,075	-	-	-	-	-	3,075
Liability for acquisition of non-controlling interests	8,540	-	-	-	-	-	8,540
Lease liabilities	2,116	1,653	1,287	767	123	-	5,946
Loans from bank	2,880	2,782	2,682	2,579	1,250	-	12,173

	20,260	4,435	3,969	3,346	1,373	-	33,383

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade payables	3,884	-	-	-	-	-	3,884
Accrued expenses	2,990	-	-	-	-	-	2,990
PUT option (*)	-	8,225	-	-	-	-	8,225
Lease liabilities	2,542	2,280	1,814	1,615	1,571	953	10,775
Loans from bank	3,023	2,920	2,816	2,710	2,600	1,258	15,327

	12,439	13,425	4,630	4,325	4,171	2,211	41,201

(*)	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.

Schedule of changes in liabilities arising from financing activities
	January 1, 2024	Cash flows	Foreign exchange movement	Other	December 31, 2024

Lease liabilities (including current maturities)	7,239	(2,468)	(152)	1,096	5,715
Liability for acquisition of non-controlling interests	-	-	(17)	8,557	8,540
Long term bank loan	12,620	(2,118)	(100)	-	10,402

Total liabilities from financing activities	19,859	(4,586)	(269)	9,653	24,657

	January 1, 2023	Cash flows	Foreign exchange movement	Other	December 31, 2023

Lease liabilities (including current maturities)	11,564	(3,048)	(12)	(1,265)	7,239
Liability for underwriters	1,131	(1,124)	(22)	15	-
Long term bank loan	15,176	(2,070)	(486)	-	12,620

Total liabilities from financing activities	27,871	(6,242)	(520)	(1,250)	19,859

Schedule of reconciliation of fair value measurements that are categorized within Level 3 of fair value hierarchy
	Financial instruments
	Call (Put) option to non-controlling interests, net	Total

Balance as of January 1, 2024	147	147

Issuance of Share Options	-	-
Remeasurement recognized in:
Profit (loss)	(144)	(144)
Other comprehensive income (loss)	(3)	(3)
Exercise of Share Options into shares
Payment	-	-

As of December 31, 2024	-	-

	Financial instruments
	Liability for share options (*)	Liability to underwriters	Call (Put) option to non-controlling interests, net	Total

Balance as of January 1, 2023	(7,164)	(1,131)	245	(8,050)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	1,801	(15)	(89)	1,697
Other comprehensive income (loss)	30	22	(9)	43
Exercise of Share Options into shares	5,333	-	-	5,333
Payment	-	1,124	-	1,124

As of December 31, 2023	-	-	147	147

Presented in balance sheet:

Put option	-	-	147	147

(*)	See Note 22b for information on fair value measurement.

Schedule of significant inputs to model used to determine fair value
December 31, 2023

Underlying asset value	35,732
Expected volatility of the share price	34.7%
Discount rate	14.9%
Risk-free interest rate	3.64%
Term of option	2.67 years

Foreign currency risk
Financial instruments
Schedule of sensitivity analysis
	Change in USD rate	Effect on profit tax

2024	+5%	(159)
	-5%	159

2023	+5%	(721)
	-5%	721

	Change in EUR rate	Effect on profit tax

2024	+5%	(32)
	-5%	32

2023	+5%	(66)
	-5%	66

Market risk
Financial instruments
Schedule of sensitivity analysis
	Increase/ decrease in price	Effect on profit before tax

2024	+5%	492
	-5%	(492)

2023	+5%	449
	-5%	(449)